REVENUE	12 Months Ended
Dec. 31, 2018
REVENUE.
REVENUE

NOTE 4 — REVENUE

Below the Company has presented disaggregated revenue by product type:

	2018	2017	2016
Year ended 31 December	US$’000	US$’000	US$’000
Oil revenue	140,232	89,136	57,296
Natural gas revenue	12,025	8,743	4,937
Natural gas liquid ("NGL") revenue	12,668	6,520	4,376
Total revenue	164,925	104,399	66,609

At 31 December 2018, the Company’s receivables from contracts with customers totaled $16.0 million.  Of the revenue recognized during the year ended 31 December 2018, $2.8 million was not deemed to be revenue from contracts with customers.